Bank loans	12 Months Ended
Dec. 31, 2018
Long-term bank loans [Member]
Statement [LineItems]
Bank loans
24.	Long-term bank loans

Type of loans	Period and payment term	December 31, 2017	December 31, 2018	December 31, 2018
		NT$000	NT$000	US$000
Syndicated bank loan	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018	—	9,822,000	320,876
Syndicated bank loan	Borrowing period is from June 30, 2016 to June 30, 2021; interest is repayable monthly; principal is repayable semi-annually from December 30, 2017	9,675,301	—	—
Less: Fee on syndicated bank loan		(33,280)	(32,482)	(1,061)
Less: Current portion (fee included)		(2,143,168)	(747,422)	(24,418)

		7,498,853	9,042,096	295,397

Interest rate range		1.7895%	1.7895%	1.7895%

Unused credit lines of long-term bank loans NT$000		2,400,000	1,800,000

On May 15, 2018, the Company entered into a syndicated loan with eleven banks in Taiwan, including Taiwan Cooperative Bank, in the amount of NT$12 billion with a term of five years. Funding from this syndicated loan was used to repay the existing debt of financial institutions and broaden the Company’s working capital. Pursuant to the syndicated loan agreement, the Group is required to maintain certain financial ratios including current ratio, interest protection multiples and debt to equity ratio during the loan periods.

On May 16, 2016, the Company entered into a syndicated loan with ten banks in Taiwan, including Land Bank of Taiwan, in the amount of NT$13.2 billion with a term of five years. Funding from this syndicated loan was used to repay the prior syndicated loan in 2014 and broaden the Company’s working capital. Pursuant to the syndicated loan agreement, the Group is required to maintain certain financial ratios including current ratio, interest protection multiples and debt to equity ratio during the loan periods. The syndicated loan was fully repaid in May 2018.

As of December 31, 2017 and 2018, the Group was in compliance with the financial ratio requirements.

The Group’s bank loans are mortgaged by certain land, buildings and equipment as collateral (Note 34).

Details of the repayment schedule in respect of the bank loans are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Within 1 year	2,143,168	747,422	24,418
1 to 5 years	7,498,853	9,042,096	295,397

	9,642,021	9,789,518	319,815

Short-term bank loans [member]
Statement [LineItems]
Bank loans
29.	Short-term bank loans

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Unsecured bank loans	969,353	—	—

Interest rate range	0.55%~1.71%	—	—

Unused credit lines of short-term bank loans are as follows:

	December 31, 2017	December 31, 2018
NT$000	3,028,357	3,252,500
US$000	80,000	90,000